Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2013
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note P.

Earnings Per Share of Common Stock

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2013	2012	2011
Weighted-average number of shares on which earnings
per share calculations are based
Basic	1,094,486,604	1,142,508,521	1,196,951,006
Add—incremental shares under stock-based
compensation plans	6,751,240	10,868,426	14,241,131
Add—incremental shares associated with contingently
issuable shares	1,804,313	2,072,370	2,575,848
Assuming dilution	1,103,042,156	1,155,449,317	1,213,767,985
Net income on which basic earnings per share is
calculated	$16,483	$16,604	$15,855
Less—net income applicable to contingently issuable
shares	(1)	(1)	0
Net income on which diluted earnings per share is
calculated	$16,483	$16,603	$15,855
Earnings/(loss) per share of common stock
Assuming dilution	$14.94	$14.37	$13.06
Basic	$15.06	$14.53	$13.25

Weighted-average stock options to purchase 8,797 common shares in 2013 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive. There were no stock options outstanding in 2012 and 2011 that were considered antidilutive and not included in the diluted earnings per share calculation.